Stock Option Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity
The following table summarizes stock option activity and related information for the three months ended March 31, 2020 and 2019:

	Number of Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Balance at January 1, 2020	1,550,628	2,473,130	$4.67	6.84	$—
Options authorized	1,029,588	—	$—
Options exercised	—	(3,346)	$3.76
Options canceled	11,693	(11,693)	$4.37
Balance at March 31, 2020	2,591,909	2,458,091	$4.74	6.58	$—
Exercisable at March 31, 2020		2,160,101	$4.86	6.44	$—

Balance at January 1, 2019	1,648,039	2,377,180	$4.83	7.46	$—
Options canceled	5,635	(5,635)	$5.29
Balance at March 31, 2019	1,653,674	2,371,545	$4.85	7.23	$—
Exercisable at March 31, 2019		1,834,360	$5.00	7.09	$—

The following table summarizes stock option activity under the 2007 Plan and 2015 Plan and related information:

	Number of Shares Available for Grant	Number of Options Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
Balance at January 1, 2018	1,589,381	2,435,837	$4.80	8.38	$—
Options granted	(46,005)	46,005	$4.34
Options canceled	104,662	(104,662)	$4.70
Balance at December 31, 2018	1,648,038	2,377,180	$4.79	7.46	$—
Options granted	(209,908)	209,908	$3.14
Options exercised	—	(1,392)	$3.86
Options canceled	112,498	(112,498)	$4.34
Balance at December 31, 2019	1,550,628	2,473,198	$4.67	6.84	$—
Exercisable at December 31, 2019		2,079,809	$4.95	6.65	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The assumptions used to value options granted to employees during the year ended December 31, 2019 and 2018, were as follows:

	Year Ended December 31,
	2019	2018
Weighted average expected life (in years)	5.46	5.84
Risk-free interest rate	1.34% - 1.94%	2.51% - 2.52%
Expected volatility	39.4% - 39.8%	38.1% - 38.2%
Weighted average grant date fair value	$1.04	$0.84
Dividend yield	—%	—%

Stock-based compensation expense
The accompanying condensed consolidated statement of operations and comprehensive loss includes stock-based compensation expense as follows (in thousands):

	Three Months Ended March 31,
	2020	2019
Cost of revenue	$15	$10
Research and development	46	43
Sales and marketing	7	9
General and administrative	64	77
Total	$132	$139

The accompanying consolidated statement of operations includes stock-based compensation expense as follows (in thousands):

	Year Ended December 31,
	2019	2018
Cost of revenue	$60	$41
Research and development	196	186
Sales and marketing	30	45
General and administrative	280	313
Total	$566	$585